INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Ordinary dividends	0.00%	39.00%	52.00%
Nondividend distributions	100.00%	7.00%	48.00%
Capital gain distributions	0.00%	54.00%	0.00%
Total	100.00%	100.00%	100.00%
State and local income tax and franchise tax expense (benefit), continuing operations	$ 568,000	$ 1,500,000	$ 1,400,000
Unrecognized tax benefits	$ 0	$ 0